Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Share capital Subscriptions	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018		64,676
Balance, amount at Dec. 31, 2018	$ 7,002	$ 126,684	$ (868)	$ 36,299	$ (155,113)
Statement [Line Items]
Lease adoption prior year cumulative effect	(12)				(12)
Share issuance for cash and share subscription, shares		2,542
Net loss	(8,014)	$ 0	0	0	(8,014)
Share issuance for cash and share subscription, amount	5,079	4,800	279
Warrants issued	200	$ 0	0	200	0
Stock-based compensation and service fee, shares		2,500
Stock-based compensation and service fee, amount	3,310	$ 5,070		(1,760)	0
Balance, shares at Jun. 30, 2019		69,718
Balance, amount at Jun. 30, 2019	7,565	$ 136,554	(589)	34,739	(163,139)
Balance, shares at Dec. 31, 2019		71,218
Balance, amount at Dec. 31, 2019	3,448	$ 136,554	(589)	35,770	(168,287)
Statement [Line Items]
Stock-based compensation, shares		1,500
Stock-based compensation, amount	1,043	$ 3,740		(2,697)	0
Net loss	(5,555)	$ 0	0	0	(5,555)
Balance, shares at Jun. 30, 2020		72,718
Balance, amount at Jun. 30, 2020	$ (1,064)	$ 140,294	$ (589)	$ 33,073	$ (173,842)